PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of property and Equipment
	October 31, 2021	April 30, 2021

Office furniture and equipment	$13,864	$13,864
Computer equipment and software	10,962	10,962
Refinery land	312,485	67,088
Refinery land improvements	462,112	452,005
Refinery land easements	37,015	37,015
	836,438	580,934
Less accumulated depreciation and amortization	(126,729)	(108,765)

	$709,709	$472,169

	2021	2020

Office furniture and equipment	$13,864	$13,864
Computer equipment and software	10,962	10,962
Land	67,088	67,088
Land improvements	452,005	452,005
Land easements	37,015	37,015
	580,934	580,934
Less accumulated depreciation and amortization	(108,765)	(73,890)

	$472,169	$507,044